Shareholder Report, Average Annual Return (Details) 194004_Kensington Dynamic Growth Fund_Class C_TSR Annual {Class C}	12 Months Ended	60 Months Ended	62 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	35.11%	10.87%	10.75%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without sales charge)
Average Annual Return, Percent	36.11%	10.87%	10.75%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.88%	14.42%	15.72%